INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2024	2025
	US$	US$
Intangible assets with indefinite lives:
Domain name	277	290
Trademark and others	1,125	1,324
Intangible assets with finite lives:
Patents and trademark	18,344	27,513
Less: accumulated amortization	12,655	15,516
Intangible assets, net	7,091	13,611